Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information
Document Type	POS AM
Entity Registrant Name	QUOIN PHARMACEUTICALS LTD.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001671502
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY